Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Schedule of transactions with related parties
	Three month ended		Six month ended		Year ended
	June 30,		June 30,		December 31,
	2018	2017	2018	2017	2017
	Unaudited				Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officer of the Company*	$91	$160	$195	$237	$478
Compensation to the directors of the Company, all not employed by the Company	$21	$27	$39	$43	$71

*	Includes granted options benefit aggregated to $7 thousand and $2 thousand for the three months period ended June 30, 2018 and 2017, respectively, $14 thousand and $3 thousand for the six months period ended June 30, 2018 and 2017, respectively and $11 thousand for the year ended December 31, 2017.

Schedule of balances with related parties
	June 30,	December 31,
	2018	2017
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among “accounts payable and accruals”:
Directors fee	$22	$16
Chief Executive Officer bonus provision	-	56
	$22	$72